GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL(Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill
Changes in the carrying amount of goodwill for the years ended December 31, 2015 and 2014 are shown below.

(Dollars in thousands)	2015	2014
Balance at beginning of year	$137,739	$95,050
Goodwill resulting from business combinations	66,345	42,689
Balance at end of year	$204,084	$137,739